Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Interest Rate Risk - Interest rate risk - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net flows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	$ (68,924)	$ (130,909)
Net flows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(22,412)	(7,111)
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(4,589)	(8,443)
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(31,351)	(67,056)
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(7,500)	(44,080)
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(1,056)	(1,897)
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(2,016)	(2,322)
Inflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	7,152	841
Inflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	6,927	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	558
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	56	57
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	113	113
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	56	113
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(76,076)	(131,750)
Outflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(29,339)	(7,111)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(4,589)	(9,001)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(31,407)	(67,113)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(7,613)	(44,193)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(1,112)	(2,010)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(2,016)	(2,322)
Net flows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	68,924	130,909
Net flows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	22,412	7,111
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	4,589	8,443
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	31,351	67,056
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	7,500	44,080
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	1,056	1,897
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	2,016	2,322
Inflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(7,152)	(841)
Inflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(6,927)	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	(558)
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(56)	(57)
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(113)	(113)
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(56)	(113)
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	76,076	131,750
Outflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	29,339	7,111
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	4,589	9,001
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	31,407	67,113
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	7,613	44,193
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	1,112	2,010
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	$ 2,016	$ 2,322